BUSINESS COMBINATION (The preliminary calculation of the purchase consideration) (Details) - Blockchain Alliance Technologies ¥ in Thousands, $ in Thousands			6 Months Ended
	Apr. 15, 2021 CNY (¥) shares	Apr. 15, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Total allocated purchase price			¥ 555,859	$ 85,127
Class A ordinary shares
Business Acquisition [Line Items]
Exchange rate	6.5297	6.5297
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	¥ 456,722	$ 69,945
Estimate of post-closing adjustments	99,137	15,182
Total allocated purchase price	¥ 555,859	$ 85,127
Ordinary shares already held at acquisition	44,353,435	44,353,435